Revenue Information (Tables)	12 Months Ended
Dec. 31, 2023
Revenue Information [Abstract]
Schedule of Revenue	Revenue consists of the following:
	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Base commission from transactions	821,899	201,907	269,640
Innovation initiatives and other value-added services	120,481	44,041	15,317
	942,380	245,948	284,957